Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Entity Central Index Key	0000914139
Entity Registrant Name	PARKERVISION INC
Amendment Flag	true
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Document Type	S-1/A
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-2971472
Entity Address, Address Line One	4446-1A Hendricks Avenue, Suite 354
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32207
City Area Code	904
Local Phone Number	732-6100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	The registrant hereby amends this Registration Statement on Form S-1 on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.